Notes Payable	12 Months Ended
Dec. 31, 2022
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 12 —NOTES PAYABLE

Notes payable at December 31, 2022 and 2021 consisted of the following:

	December 31, 2022	December 31, 2021
6% Subordinated Amortizing Promissory Notes	$465,805	$581,963
Loans on vehicles	230,235	396,351
Subtotal	696,040	943,923
Current portion of notes payable	(551,210)	(692,522)
Long-term notes payable	$144,830	$251,401

Promissory Notes

On July 29, 2020, 1847 Asien entered into a securities purchase agreement with the Asien’s Seller, pursuant to which the Asien’s Seller sold 1,038 common shares to 1847 Asien a purchase price of $1,000.00 per share. As consideration, 1847 Asien issued to the Asien’s Seller a two-year 6% amortizing promissory note in the aggregate principal amount of $1,037,500. On October 8, 2021, 1847 Asien and the Asien’s Seller entered into amendment no. 1 to securities purchase agreement to amend certain terms of the securities purchase agreement and the 6% amortizing promissory note. Pursuant to the amendment, the repayment terms of the 6% amortizing promissory note were revised so that one-half (50%) of the outstanding principal amount ($518,750) and all accrued interest thereon shall be amortized on a two-year straight-line basis and payable quarterly in accordance with the amortization schedule set forth on Exhibit A to the amendment, except for the payments that were initially scheduled on January 1, 2022 and April 1, 2022, which were paid from the proceeds of the senior convertible promissory notes described below, and the second-half (50%) of the outstanding principal amount ($518,750) and all accrued, but unpaid interest thereon shall be paid on the second anniversary of the date of the 6% amortizing promissory note, along with any other unpaid principal or accrued interest thereon. On October 20, 2022, the parties entered into a letter agreement pursuant to which the parties agreed to extend the maturity date of the note to February 28, 2023 and revised the repayment terms so that the outstanding principal amount and all accrued interest thereon shall be payable monthly, beginning on November 30, 2022. As additional consideration for entering into the letter agreement, 1847 Asien also agreed to pay the Asien’s Seller $87,707 as an amendment fee. The note is unsecured and contains customary events of default. The remaining principal and accrued interest balance of the note at December 31, 2022 was $465,805 and $94,456, respectively.

On March 30, 2021, a portion of the purchase price for the acquisition of Wolo was paid by the issuance of a 6% secured promissory note in the principal amount of $850,000 by 1847 Wolo to the Wolo Sellers. Interest on the outstanding principal amount was payable quarterly at the rate of six percent (6%) per annum. On October 8, 2021, the promissory note was repaid in full.

On March 30, 2021, 1847 Wolo and Wolo entered into a credit agreement with Sterling National Bank for revolving loans in the principal amount of $1,000,000 and a term loan in the principal amount of $3,550,000. On October 8, 2021, the revolving loan and the term loan were repaid in full.

On July 8, 2022, the Company entered into a securities purchase agreement with Mast Hill Fund, L.P., pursuant to which the Company issued to it a promissory note in the principal amount of $600,000 and a five-year warrant for the purchase of 1,000 common shares at an exercise price of $600.00 per share (subject to adjustment), which such exercise price was adjusted to $420.00 following the adjustments (see Note 17), which may be exercised on a cashless basis if the market price of the Company’s common shares is greater than the exercise price, for total net proceeds of $499,600. Additionally, the Company issued a three-year warrant to J.H. Darbie & Co (the broker) for the purchase of 36 common shares at an exercise price of $750.00 (subject to adjustment), which such exercise price was adjusted to $420.00 following the adjustments, which may be exercised on a cashless basis if the market price of the Company’s common shares is greater than the exercise price. Accordingly, a portion of the proceeds were allocated to the warrants based on its relative fair value using the Geometric Brownian Motion Stock Path Monte Carlo Simulation. On August 10, 2022, the promissory note was repaid in full.

Vehicle Loans

Asien’s has entered into seven retail installment sale contracts pursuant to which it agreed to finance its delivery trucks at rates ranging from 3.74% to 8.72% with an aggregate remaining principal amount of $93,140 as of December 31, 2022.

Kyle’s has entered into two retail installment sale contracts pursuant to which it agreed to finance its delivery trucks at rates ranging from 5.90% to 6.54% with an aggregate remaining principal amount of $50,950 as of December 31, 2022.

High Mountain has entered into twelve retail installment sale contracts pursuant to which it agreed to finance delivery trucks and equipment at rates ranging from 3.74% to 6.34% with an aggregate remaining principal amount of $71,723 as of December 31, 2022.

Innovative Cabinets has entered into two retail installment sale contracts pursuant to which it agreed to finance delivery trucks and equipment at rates of 3.74% with an aggregate remaining principal amount of $14,422 as of December 31, 2022.

Following is a summary of payments due on notes payable for the succeeding five years:

Year Ending December 31,	Amount
2023	$551,210
2024	66,988
2025	52,231
2026	17,427
2027	8,184
Thereafter	-
Total payments	$696,040